Schedule of material subsidiaries (Details)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Frankly Inc. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Frankly Inc.	Frankly Inc.
Country of incorporation	Canada	Canada
Ownership percentage	100.00%	100.00%
Functional currency	Canadian Dollar	Canadian Dollar
Stream Hatchet S.L. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Stream Hatchet S.L.	Stream Hatchet S.L.
Country of incorporation	Spain	Spain
Ownership percentage	100.00%	100.00%
Functional currency	Euro	Euro
SideQik, Inc. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	SideQik, Inc.	SideQik, Inc.
Country of incorporation	USA	USA
Ownership percentage	100.00%	100.00%
Functional currency	US Dollar	US Dollar
U M G Media Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary		UMG Media Ltd.
Country of incorporation		Canada
Ownership percentage		100.00%
Functional currency		Canadian Dollar
Eden Games SA [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary		Eden Games S.A.
Country of incorporation		France
Ownership percentage		96.00%
Functional currency		Euro
WinView Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary		WinView, Inc.
Country of incorporation		USA
Ownership percentage		100.00%
Functional currency		US Dollar